Goodwill, Net - Schedule of Goodwill, Net (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2024	May 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Beginning balance	$ 141,299	$ 106,588
Acquisition	0	38,992
Exchange differences	(1,556)	(4,281)
Ending balance	139,743	141,299
Accumulated impairment	(35,785)	(35,785)
Goodwill, net	$ 103,958	$ 105,514